INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of intangible assets

	As of December 31,
	2022	2023
	RMB	RMB	US$
Finite-lived intangible asset:
Software	9,440,222	10,685,216	1,504,981
Less: Accumulated amortization	(4,213,847)	(5,403,527)	(761,071)
Total finite-lived intangible asset	5,226,375	5,281,689	743,910
Indefinite-lived intangible asset:
License*	43,091,503	43,091,503	6,069,312
Total infinite-lived intangible asset	43,091,503	43,091,503	6,069,312
Total intangible asset	48,317,878	48,373,192	6,813,222

*The Company acquired Fushun Insurance Brokerage Co., Ltd in 2019. The acquisition met the “substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets” criteria and is not considered a business combination in accordance with ASC 805.

Schedule of estimated aggregate amortization expenses for each of the five succeeding fiscal years

	As of December 31,
	2024	2025	2026	2027	2028
	RMB	RMB	RMB	RMB	RMB
Software	699,819	689,347	685,737	626,926	575,533

	US$	US$	US$	US$	US$
Software	98,567	97,092	96,584	88,301	81,062